Financial income and expense	12 Months Ended
Dec. 31, 2022
Financial Income And Expense [Abstract]
Financial income and expense
10.
Financial income and expense

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Interest income	618	—	1
Changes in fair value of Kreos Loans (Note 26.2)	58	—	—
Financial income	676	—	1

Interest expense on lease liabilities	(2)	—	(2)
Other interest expenses and bank charges	(156)	(36)	(39)
Interest expense on Convertible Loans (Note 26.1)	—	—	(513)
Changes in fair value of Convertible Loans (Note 26.1)	—	—	(564)
Facility fee expense on Kreos Loans (Note 26.2)	(1,870)	—	—
Interest expense on Kreos Loans (Note 26.2)	(201)	—	—
Changes in fair value of Warrant liability (Note 26.2)	(935)	—	—
Financial expense	(3,164)	(36)	(1,118)

Foreign exchange differences, net	(10,616)	(193)	(1,565)